Assets and Disposal Groups Held for Sale - Narrative (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2021 JPY (¥) site	Mar. 31, 2020 JPY (¥)	Mar. 31, 2019 JPY (¥)	Sep. 30, 2020 JPY (¥)
Disclosure of analysis of single amount of discontinued operations [line items]
Change in estimate of liabilities related to SHP647 (Note 19)	¥ 60,179	¥ 0	¥ 0
Lease liabilities	¥ 436,412	369,459
Number of manufacturing sites divested | site	2
Gain on divestment of business and subsidiaries (Note 19)	¥ 228,923	2,553	56,625
Proceeds from sales of business, net of cash and cash equivalents divested	530,388	461,546	¥ 85,131
Impairment loss on assets held for sale	5,824	33,790
Shonan Health Innovation Park
Disclosure of analysis of single amount of discontinued operations [line items]
Right-of-use assets				¥ 75,131
Lease liabilities				¥ 63,859
Held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale		461,546
Held for sale | Xiidra
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale		375,536
Held for sale | Pharmaceutical products
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale		¥ 85,578
Held for sale | Takeda Consumer Healthcare Company Limited
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale	¥ 234,105